Preferred Stock	3 Months Ended
Mar. 31, 2022
Preferred Stock [Abstract]
PREFERRED STOCK

10. PREFERRED STOCK

A summary of the Preferred Stock authorized, issued and outstanding as of March 31, 2022 is as follows:

	Shares Authorized	Shares Issued	Liquidation Preference	Carrying Value
Series A	3,438,670	3,438,670	$5,082	$4,967
Series B	6,065,646	6,065,646	11,943	11,038
Series C	1,041,607	1,023,631	6,869	11,837
Series C-1	798,399	798,399	16,072	16,061
Series D	3,646,050	3,646,050	95,027	85,648
Series D-1	1,515,152	1,515,152	50,000	49,957
Series D-2	1,515,151	1,515,151	50,000	49,949
Series D-3	3,750,000	1,245,838	49,834	50,046
Series D-3A	4,545,454	—	—	—
	26,316,129	19,248,537	$284,826	$279,503

The holders of the Company’s Series A, Series B, Series C, Series C-1, Series D, Series D-1, Series D-2, Series D-3 and Series D-3A Preferred Stock (collectively, “Preferred Stock”) have the following rights, preferences and privileges:

Dividends

No dividends have been declared during the three-month period ended March 31, 2022.

Conversion

No conversion events have occurred during the three-month period ended March 31, 2022.

Liquidation Preference

In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company, holders of Preferred Stock are entitled to receive distributions of any assets of the Company in order of their preferences.

The Company has not experienced any voluntary or involuntary liquidation, dissolution or winding up during the three months ended March 31, 2022.

Redemption

The Preferred Stock is not mandatorily redeemable. The Company has not experienced any redemptions during the three months ended March 31, 2022.

Voting Rights

Voting rights have not changed during the three months ended March 31, 2022.